Plan Description	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Plan Description
1.
Plan Description

The OGE Energy Corp. Employees' Stock Ownership and Retirement Savings Plan ("Plan"), originally the Oklahoma Gas and Electric Company Employees' Thrift Plan, was adopted in 1981 and became effective January 1, 1982. By action of OGE Energy Corp.'s Board of Directors taken on July 15, 1998, the Oklahoma Gas and Electric Company Employees' Stock Ownership Plan ("ESOP") and participants' ESOP accounts thereunder were merged into the Plan, effective October 1, 1998. The Plan is a defined contribution trusteed plan. Fidelity Management Trust Company ("Fidelity") serves as the Trustee of the Plan and is responsible for the safekeeping and investment of all contributions made to the trust in accordance with the Trust Agreement between OGE Energy Corp. ("Company") and the Trustee. Fidelity Workplace Services LLC processes and maintains the records of the participant data. The following description of the Plan describes the terms of the Plan on December 31, 2025, unless otherwise noted, and provides only general information about the Plan's provisions. Participants should refer to the Plan document for a more complete description of the Plan's provisions.

General

Participation in the Plan is voluntary. The Plan is administered by the Company's Plan Administration Committee, which consists of at least three members appointed by the Company's Benefits Oversight Committee. The Plan Administration Committee is responsible for the general administration of the Plan including, among other things, establishing Plan procedures and governmental reporting and disclosures for the Plan. The Benefits Oversight Committee is responsible for appointing, monitoring, and removing the members of the Plan Administration Committee. The Investment Committee, appointed by the Company's Board of Directors, is responsible for the appointment and removal of investment managers, overseeing the performance of the Trustee and establishing an investment policy for the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Eligibility

Each regular, full-time employee of the Company or a participating affiliate is eligible to participate in the Plan immediately. All other employees of the Company or a participating affiliate are eligible to become participants in the Plan after completing one year of service, as defined in the Plan document. Effective January 1, 2025, the eligibility service requirement for long-term part-time employees was changed to 500 hours of service in the previous two consecutive years. The following individuals are not eligible to participate in the Plan: leased employees, individuals classified by the employer as independent contractors, and employees covered by a collective bargaining agreement that does not provide for their participation in the Plan.

Participant Contributions

Each pay period, participants may contribute any whole percentage between two percent and 75 percent of their compensation, as defined in the Plan document, for that pay period. Participants may change contribution percentages in advance of any pay period. Participants may designate, at their discretion, all or any portion of their contributions as: (i) before-tax contributions under Section 401(k) of the Internal Revenue Code ("Code"), subject to the limitations thereof, designated as “Tax-Deferred Contributions”; (ii) contributions made on a non-Roth after-tax basis; or (iii) after-tax “Roth Contributions.” Tax-Deferred Contributions are not subject to federal income tax until such portion is withdrawn or distributed from the Plan. Roth Contributions are subject to federal income tax at the time the employee would have otherwise received the amount in cash but earn income tax-free if certain conditions are met.

The Plan allows “In-Plan Roth Rollover Contributions” which are a direct rollover from a participant’s Tax-Deferred Contribution account to an account established for the purpose of separately accounting for the participant’s In-Plan Roth Rollover Contributions. For all purposes, funds in a participant’s In-Plan Roth Rollover Contribution account will be treated in the same manner as funds in their Roth Contribution account.

Participants who have attained age 50 before the close of a calendar year are allowed to make additional contributions, defined in the Plan as "Catch-Up Contributions," for the year in accordance with and subject to the limitations of Section 414(v)

of the Code. Catch-Up Contributions may be designated as Tax-Deferred or Roth Contributions. All contributions are subject to certain limitations of the Code.

Participants can direct that their contributions be invested in multiples of one percent in any one or all of the investment options available, including the OGE Energy Corp. Common Stock Fund which invests exclusively in the Company's common stock. Participants may change investment allocations of contributions on any business day. A managed account option is offered under the Plan which provides participants an option, for a fee, to have funds in their account invested by an investment manager among the investment options available under the Plan (excluding the OGE Energy Corp. Common Stock Fund and self-directed brokerage option). Under the managed account option, the amounts invested by an investment manager exclude amounts participants elect to be retained in the OGE Energy Corp. Common Stock Fund. The investment manager appointed for this purpose is Strategic Advisers, Inc., an affiliate of the Trustee. Another option available to participants is Fidelity BrokerageLink®, which is a self-directed brokerage option that allows an electing participant to invest in individual stocks and bonds as well as mutual funds beyond the current Plan investment options. A participant's self-directed brokerage account is adjusted solely to reflect dividends, earnings, losses, gains, expenses and changes attributable to their self-directed brokerage account. Any investments held in a participant's self-directed brokerage account for which the participant does not provide investment direction will be invested in the American Funds Target Date Retirement Fund® based upon the participant’s date of birth until the participant makes a proper direction.

Eligible employees who do not affirmatively elect to either participate or not participate in the Plan are automatically enrolled in the Plan to contribute three percent of their compensation per pay period as a Tax-Deferred Contribution. Enrollment is effective as of the 30th day following the date the eligible employee satisfies the eligibility requirements of the Plan. In the absence of an investment election, the participant's Tax-Deferred Contributions will be invested in the applicable American Funds Target Date Retirement Fund® based upon the participant's date of birth. If an eligible employee ceases to be eligible by reason of termination of employment or otherwise, the automatic enrollment will not apply to such eligible employee on any subsequent re-employment with the Company or on otherwise again becoming an eligible employee.

A participant may elect, in accordance with the Plan's procedures, to have their rate of Tax-Deferred Contributions automatically increased annually on a date and in an amount as specified by the participant in such election, which amount will be one percent, two percent, or three percent of their compensation per pay period. Such election will remain in effect until cancelled by the participant in accordance with the Plan's procedures.

The Plan also allows rollovers from other eligible retirement plans, defined in the Plan as "Rollover Contributions." Participants may invest their Rollover Contributions into the OGE Energy Corp. Common Stock Fund or any of the other investment options available under the Plan.

Employer Contributions

For any employee whose employment or re-employment date occurs on or after December 1, 2009, the Company will contribute 200 percent of the participant's contributions, up to five percent of compensation, as defined by the Plan. For employees whose employment or re-employment date occurred before December 1, 2009, the Company will contribute, depending on certain elections made by the employees with respect to their participation in the Company's qualified defined benefit retirement plan ("Pension Plan"), the amounts described below.

For participants whose employment or re-employment date occurred before February 1, 2000 and who elected to continue to earn additional benefits under the Pension Plan, the Company contributes to the Plan each pay period an amount equal to 50 percent of the participant's contributions up to six percent of compensation if the participant has less than 20 years of service, as defined in the Plan, and an amount equal to 75 percent of the participant's contributions up to six percent of compensation if the participant has 20 or more years of service, as defined in the Plan. If such participants elected to freeze their accruals under the Pension Plan, depending on the freeze options they elected, the Company contributes either 100 percent of the participant's contributions up to six percent of compensation or 200 percent of the participant's contributions up to five percent of compensation.

For participants whose employment or re-employment date occurred on or after February 1, 2000 and before December 1, 2009, the Company contributes 100 percent of the participant's contributions up to six percent of compensation if the participant elected to participate in the Pension Plan or 200 percent of the participant's contributions up to five percent of compensation if the participant elected not to participate in the Pension Plan.

The Company's contributions may be directed to any available investment option in the Plan. In the absence of an investment election, the participant's Company matching contributions will be invested in the applicable American Funds Target Date Retirement Fund® based upon the participant's date of birth. During 2025, there were no non-cash Company contributions made to the Plan.

Vesting

Participants' contributions, Rollover Contributions and Catch-Up Contributions are fully vested and non-forfeitable, as are participants' ESOP contribution accounts. Participants become 20 percent vested in their Company contribution account after two years of service and become fully vested after three years of service. In addition, participants fully vest when they are eligible for normal or early retirement under the Company's Pension Plan, in the event of their termination due to death or permanent disability, or upon attainment of age 65 while employed by the Company or its affiliates. Participants who die while performing qualified military service will be treated as if they had resumed and then terminated employment on account of death.

Participants' non-vested balances are forfeited upon termination of employment. Such forfeitures can be used to reduce employer contributions. Forfeited non-vested participant balances totaled $605,960 during 2025, which the Company intends to use to reduce its future contributions. At December 31, 2025, there were $15,891 in forfeited and unallocated assets compared to $497,032 at December 31, 2024. Forfeitures are reinstated if the participant is re-employed by the Company or an affiliate thereof within five years of the date of termination.

Withdrawals

During employment, participants may not withdraw Tax-Deferred Contributions, Roth Contributions, Catch-Up Contributions or Company matching contributions and income earned thereon until attainment of age 59½, except in the event of financial hardship where a participant may withdraw the participant's Tax-Deferred Contributions, Roth Contributions, Catch-Up Contributions and Company matching contributions and except in the event of a "permissible withdrawal" as described below. In-service withdrawals are made in cash. Participants can generally make one withdrawal per calendar year. Subject to the foregoing, a withdrawal can be comprised of after-tax contributions, vested Company contributions, Catch-Up Contributions and Tax-Deferred Contributions, Roth Contributions and any income earned thereon. As of the last business day of any quarter, participants may also withdraw in cash or in Company common stock all amounts allocated to their ESOP accounts. Participants may withdraw their Rollover Contributions at any time.

Eligible employees who are automatically enrolled in the Plan may no later than 90 days after the first Tax-Deferred Contribution is deducted from their compensation elect to make a "permissible withdrawal" from the Plan of all of their Tax-Deferred Contributions (and any earnings (or losses) attributable thereto). Any Company matching contributions (as adjusted for earnings (or losses) attributable thereto) that are attributable to amounts distributed to a participant by reason of a permissible withdrawal will be forfeited and be considered a forfeiture as of the date the distribution is made. Also, the participant's automatic enrollment agreement will terminate upon electing to make a permissible withdrawal, and no further Tax-Deferred Contributions will be made on the participant's behalf unless and until the participant makes an election to resume making Tax-Deferred Contributions.

Distributions

Participants may request distribution of their vested accounts upon termination of employment with the Company and its affiliates for any reason. If a participant's vested account balance is less than or equal to $1,000, it will automatically be distributed in a lump-sum payment to the participant as soon as administratively possible following termination. If a participant's vested account balance is greater than $1,000, it may be distributed in a lump-sum payment, installment payments or a combination thereof at the participant's election, and participants who are under age 73 (72 for participants who attained that age before January 1, 2023 and 70½ for participants who attained that age on or before December 31, 2019) may defer commencement of their distributions to not later than April 1 of the year after the year in which they reach age 73 (72 for participants who attained that age before January 1, 2023 and 70½ for participants who attained that age on or before December 31, 2019).

All distributions after termination of employment are made in cash or in kind as the participant elects. All amounts invested in the OGE Energy Corp. Common Stock Fund, whether purchased with participant or Company contributions, may be paid in cash, in full shares of the Company's common stock with fractional shares being paid in cash or a combination thereof at the participant's election. The Plan implements a dividend pass-through program in which all dividends allocable to shares of the Company’s common stock in participants' accounts are automatically paid in cash to participants based on the number of shares allocated to their accounts as of the ex-dividend date for such dividend unless otherwise requested. Any dividends not distributed in cash are used to purchase additional shares of the Company's common stock, which are allocated to the respective participants' accounts in the form of additional shares which are fully vested regardless of the participants' years of service. Participants or spouse beneficiaries receiving distributions or withdrawals which are eligible rollover distributions, as defined in the Plan, may elect to make rollovers to an eligible retirement plan provided that such eligible retirement plan accepts direct rollovers. The Plan also allows a non-spouse beneficiary to directly roll over an eligible rollover distribution to an eligible individual retirement account or individual retirement annuity.

Notes Receivable from Participants (Participant Loans)

The maximum amount that a participant may borrow is the lesser of either $50,000 or 50 percent of the participant's vested account balance. No amounts may be borrowed from a participant's ESOP account. A participant may have no more than two loans outstanding at one time. The loans are secured by the participant's vested account balance. All loans granted must be repaid pursuant to a written repayment schedule not to exceed five years and evidenced by a written promissory note signed by the borrower. Borrowed amounts do not share in the earnings and losses of the investment funds. Rather, interest payments on the loan are credited to the participant's account in the Plan. If a participant should terminate employment, the participant may repay the entire loan amount at that time or, if distribution is deferred, may elect to continue repayments by check. If a participant defaults in the payment of principal or interest under the terms of the loan at the time the participant is entitled to a distribution, the participant's account will be offset by the outstanding loan amount. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced, and a benefit payment is recorded. Loans made to participants will be liquidated from a participant's account in accordance with rules established by the Plan Administration Committee.

The interest rate for loans, as established by the Plan Administration Committee, is equal to the "prime rate," as published in the Wall Street Journal on the first business day of the month preceding the date the loan is made, plus one percent. For loans initiated during 2025, the interest rate ranged from 8.00 percent to 8.50 percent. For loans initiated during 2024, the interest rate ranged from 8.75 percent to 9.50 percent.

Administrative Expenses

Certain expenses of administering the Plan are expected to be paid by the participants. Participants obtaining a loan are charged $35 to initiate the loan and $15 annually for maintenance. Investment management fees for participants electing to participate in the managed account option are also paid by electing participants. All fees, commissions, charges and penalties incurred by a participant in connection with investments made through Fidelity BrokerageLink® are paid from the electing participant's account. All other administrative expenses of the Plan, including legal, accounting and trustee fees, are paid by the Plan except to the extent paid by the Company.

Investment fees are generally assessed by an investment option and are deducted from the option's investment returns. Any transaction-based fees charged by an investment option will be charged directly by the investment option to applicable participant accounts.

Plan Termination

The Company intends to continue the Plan indefinitely but reserves the right to alter, amend or modify the Plan at any time upon the direction of the Company's Board of Directors or the Company's Benefits Oversight Committee, as provided in the Plan. In addition, the Company's Board of Directors may discontinue contributions to the Plan or terminate the Plan at any time. If the Plan is terminated for any reason, the interests of all affected participants will be fully vested, and the Plan Administration

Committee will direct that the participants' account balances be distributed as provided in the Plan. The Company has no continuing liability under the Plan after the final disposition of the assets of the Plan.